Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,488	$ 1,115
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation			$ 1,487	$ 1,697